OTHER PAYABLES AND ACCRUALS (Details)	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Dec. 31, 2016 CNY (¥)
Other Liabilities [Line Items]
Other payables and accruals	¥ 1,579,259,001	$ 237,364,765	¥ 1,019,420,371
Payables For Purchase Of Property Plant And Equipment [Member]
Other Liabilities [Line Items]
Other payables and accruals	645,400,061		410,243,197
Freight Payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	360,346,845		208,186,310
Value -Added Tax And Other Tax Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	74,935,787		84,469,920
Accrued Warranty Cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	74,255,307		64,045,946
Accrued Utilities Rentals And Interest [Member]
Other Liabilities [Line Items]
Other payables and accruals	33,312,161		36,748,524
Government Grants Related To Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	7,542,960		21,436,902
Contracted Labor Fee [Member]
Other Liabilities [Line Items]
Other payables and accruals	23,139,204		25,873,505
Countervailing and anti-dumping duty [Member]
Other Liabilities [Line Items]
Other payables and accruals	11,147,881		15,033,545
Accrued Professional Service Fees [Member]
Other Liabilities [Line Items]
Other payables and accruals	9,911,942		11,378,367
Commission payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	17,687,619		1,125,092
Insurance premium payables [Member]
Other Liabilities [Line Items]
Other payables and accruals	829,890		735,408
Public offering issuance cost [Member]
Other Liabilities [Line Items]
Other payables and accruals	2,328,174		2,328,174
Others [Member]
Other Liabilities [Line Items]
Other payables and accruals	28,065,480		78,178,445
Sale Lease Back Payable [Member]
Other Liabilities [Line Items]
Other payables and accruals	243,819,837		59,553,667
Payables for Purchases of Project Assets [Member]
Other Liabilities [Line Items]
Other payables and accruals	¥ 46,535,853		¥ 83,369